Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   December 31, 2008


Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC     January 21, 2009
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:    57
                                        -------------

Form 13F Information Table Value Total:	197834
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

                                        2



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 FORM 13F INFORMATION TABLE

                                                      INVEST-   OTHER   VOTING
NAME OF         TITLE   CUSIP    	VALUE  SHRS  MENT DIS- 	MANA-  AUTHORITY
ISSUER          CLASS           	(X$1000)       CRETION   GERS    SOLE


AFLAC INC	Common	001055102	4190	91394	SOLE	N/A	91394
ALBERMARLE CORP	Common	012653101	4527	203000	SOLE	N/A	203000
APACHE CORP	Common	037411105	202	2715	SOLE	N/A	2715
APTARGROUP INC	Common	038336103	3965	112520	SOLE	N/A	112520
ARCHER DANIELS 	Common	039483102	6439	223349	SOLE	N/A	223349
AT&T		Common	0206R201	205	7188	SOLE	N/A	7188
AUTOMATIC DATA 	Common	053015103	5876	149367	SOLE	N/A	149367
BANK OF AMERICA	Common	060505104	253	17968	SOLE	N/A	17968
CATERPILLAR INC	Common	149123101	4625	103530	SOLE	N/A	103530
COLGATE PALMOL	Common	194162103	215	3137	SOLE	N/A	3137
COMMUNITY CAPIT	Common	20363L102	126	17337	SOLE	N/A	17337
DNP SELECT INCO	Common	23325P104	108	17500	SOLE	N/A	17500
EATON VANCE CO	Common	278265103	4499	214115	SOLE	N/A	214115
ECOLAB		Common	278865100	2133	60680	SOLE	N/A	60680
EMERSON ELECTRI	Common	2910111104	717	19596	SOLE	N/A	19596
ENBRIDGE ENERGY	Common	29250R106	5017	196764	SOLE	N/A	196764
ENERGY TRANSFER	Common	29273R109	8538	251040	SOLE	N/A	251040
ENTERPRISE PROD	Common	293792107	9810	473247	SOLE	N/A	473247
EXXON MOBIL COR	Common	30231G102	1783	22341	SOLE	N/A	22341
GENERAL ELEC CO	Common	369604103	5462	337133	SOLE	N/A	337133
ILLINOIS TOOL W	Common	452308109	2988	85255	SOLE	N/A	85255
IBM		Common	459200101	5546	65898	SOLE	N/A	65898
JOHN HANCOCK T 	Common	41013V100	107	10350	SOLE	N/A	10350
JOHNSON & JOHN	Common	478160104	5610	93762	SOLE	N/A	93762
JP MORGAN CHASE	Common	46625H100	304	9648	SOLE	N/A	9648
KINDER MORGAN E	Common	494550106	2899	63375	SOLE	N/A	63375
LEGGETT & PLATT	Common	524660107	3034	199710	SOLE	N/A	199710
LINEAR TECHNOLO	Common	535678106	1983	89625	SOLE	N/A	89625
LINN ENERGY LLC	Common	53602010	39600	264560	SOLE	N/A	264560
MAGELLAN MIDSTR	Common	559080106	10009	331305	SOLE	N/A	331305
MCDONALDS CORP	Common	580135101	8518	136975	SOLE	N/A	136975
MEDTRONIC INC	Common	585055106	2649	84298	SOLE	N/A	84298
MERIDIAN BIOSCI	Common	589584101	1213	47606	SOLE	N/A	47606
NATURAL RESOURC	Common	63900P103	8666	496645	SOLE	N/A	496645
NUCOR CORP.	Common	670346105	3676	79560	SOLE	N/A	79560
NUSTAR ENERGY 	Common	67058H102	3967	96608	SOLE	N/A	96608
ONEOK PARTNERS	Common	682680103	801	17595	SOLE	N/A	17595
PAYCHEX INC	Common	704326107	3592	136680	SOLE	N/A	136680
PENN VIRGINIA R	Common	707884102	274	24090	SOLE	N/A	24090
PEPSICO INC	Common	713448108	4543	82949	SOLE	N/A	82949
PIMCO CORPORATE	Common	72200U100	488	42450	SOLE	N/A	42450
PIMCO MUNI INCO	Common	72200N106	129	19100	SOLE	N/A	19100
PLAINS ALL AME	Common	726503105	6833	196987	SOLE	N/A	196987
PRAXAIR INC	Common	74005P104	4839	81515	SOLE	N/A	81515
PROCTER & GAMBL	Common	742718109	5822	94170	SOLE	N/A	94170
ROPER INDS INC 	Common	776696106	5150	118630	SOLE	N/A	118630
SEI INVESTMENTS	Common	784117103	3386	215530	SOLE	N/A	215530
STATE STR CORP	Common	857477103	2917	74161	SOLE	N/A	74161
SUNOCO LOGISTIC	Common	86764L108	12948	286830	SOLE	N/A	286830
SUNTRUST BANKS 	Common	867914103	304	6075	SOLE	N/A	6075
TELEFLEX INC	Common	879369106	1227	38057	SOLE	N/A	38057
TEPPCO PARTNERS	Common	872384102	334	17080	SOLE	N/A	17080
UNITED TECHNOLO	Common	913017109	5119	95498	SOLE	N/A	95498
US BANCORP	Common	902973304	354	14150	SOLE	N/A	14150
WACHOVIA CORP	Common	929903102	61	10972	SOLE	N/A	10972
WALGREEN CO	Common	931422109	1895	76825	SOLE	N/A	76825
WILLIAMS PARTN	Common	96950F104	3000	251280	SOLE	N/A	251280


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